Warrant Liabilities - Schedule of Warrants (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Warrant Liability [Roll Forward]
Beginning balance	$ 8,335
Change in fair value of financial instruments	(4,731)
Ending Balance	3,604
Liberty Warrants and Liberty Advisory Fee Warrant
Warrant Liability [Roll Forward]
Beginning balance	6,191
Change in fair value of financial instruments	(3,852)
Ending Balance	2,339
PIPE Warrant
Warrant Liability [Roll Forward]
Beginning balance	311
Change in fair value of financial instruments	(202)
Ending Balance	109
$8.63 Warrants
Warrant Liability [Roll Forward]
Beginning balance	1,833
Change in fair value of financial instruments	(677)
Ending Balance	$ 1,156